Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 5,095	$ 6,109
Accounts receivable, net of allowances of $131 and $190 as of December 31, 2013 and 2012 respectively	13,289	13,842
Inventories	9,098	7,609
Prepaid expenses	957	976
Other current assets	1,766	2,064
Current assets of discontinued operations	2,624	6,590
Total current assets	32,829	37,190
Property and equipment, net	5,888	5,889
Goodwill	8,991	24,664
Intangible assets, net	10,184	11,676
Other assets	867	1,671
Long-term assets of discontinued operations		23,815
Total assets	58,759	104,905
Current liabilities:
Accounts payable	9,353	9,805
Liability to related party	1,073	1,098
Financial liabilities	2,971	2,842
Deferred revenue	729	641
Accrued compensation and related benefits	3,383	2,503
Other accrued expenses and liabilities	5,239	3,948
Current liabilities of discontinued operations	1,630	16,481
Total current liabilities	24,378	37,318
Long-term liability to related party	5,648	6,177
Long-term financial liabilities	3,051	6,167
Other long-term liabilities	938	721
Long-term liabilities of discontinued operations		4,932
Total liabilities	34,015	55,315
Commitments and contingencies (see Note 16 and 17)
Identive Group, Inc. stockholders' equity:
Preferred stock, $0.001 par value: 10,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value: 130,000 shares authorized; 75,079 and 60,809 shares issued and outstanding as of December 31, 2013 and 2012, respectively	75	61
Additional paid-in capital	348,845	337,811
Treasury stock, 618 shares as of December 31, 2013 and 2012, respectively	(2,777)	(2,777)
Accumulated deficit	(320,876)	(286,011)
Accumulated other comprehensive income	1,227	1,379
Total Identive Group, Inc. stockholders' equity	26,494	50,463
Noncontrolling interest	(1,750)	(873)
Total stockholders´ equity	24,744	49,590
Total liabilities and stockholders´ equity	$ 58,759	$ 104,905